SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Fair value measurements
Short-term investments	$ 26,179,662	$ 0
Level 2
Fair value measurements
Short-term investments	$ 26,179,662